Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2019
Long-Term Debt [Abstract]
Summary of long-term debt
14. LONG-TERM DEBT
		2019			2018
	Effectiveinterestrates	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost (1)	Adjustmentfor finance costs (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,250	-	1,250	1,248	2	1,250
5.50% due December 7, 2020	5.55	499	1	500	499	1	500
3.15% due February 19, 2021	3.17	299	1	300	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	-	-	-
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,419	31	1,450
		5,258	42	5,300	4,261	39	4,300
Other
Burrard Landing Lot 2 Holdings Partnership	Various	50	-	50	50	-	50
Total consolidated debt		5,308	42	5,350	4,311	39	4,350
Less current portion		1,251	1	1,252	1	-	1
		4,057	41	4,098	4,310	39	4,349
(1)	Long-term debt is presented net of unamortized discounts and finance costs.

Long-term debt repayments
$
2020	1,251
2021	801
2022	1
2023	501
2024	501
Thereafter	2,295
5,350

Interest expense
Interest expense
	2019	2018
	$	$
Interest expense – long-term debt	280	245
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(29)	(6)
Interest expense – other	6	8
	258	248